NON-CONTROLLING INTEREST (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Abstract]
Balance	$ (2,213)	¥ (14,399)	¥ (8,773)		¥ (8,773)
Net loss	(175)	(1,095)	¥ (1,872)	$ (865)	(5,626)	¥ (3,080)	¥ (5,456)
Balance	$ (2,470)	¥ (15,494)		$ (2,213)	¥ (14,399)	¥ (8,773)